Risk management and financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Restricted cash	$ 218	$ 461
Fair value, recurring basis | Level 1
Assets
Cash and cash equivalents	1,251	1,542
Restricted cash	218	461
Marketable securities	22	57
Fair value, recurring basis | Level 3
Assets
Related party loans receivable	49	43
Temporary equity
Redeemable non-controlling interest	37	38
Fair value, recurring basis | Level 2 | Interest rate cap agreement
Assets
Interest rate cap	$ 7	$ 39